Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 679	$ 679		$ 2,200
Cash held in reserve	5,690	5,690		12,200
Additional provision		0		2,206
Proceeds under line of credit		450,000	$ 450,000
Right of use asset	26,110	26,110		$ 22,120
Lease liabilities	29,813	29,813
Estimated future lease payment	6,161	6,161
Financial guarantee contracts
Loss Contingencies [Line Items]
Proceeds under line of credit	0	6,510
Lease Agreement [Member]
Loss Contingencies [Line Items]
Right of use asset	7,653	7,653
Lease liabilities	$ 8,404	$ 8,404